DERIVATIVE LIABILITIES Warrants - Fair value loss on financial liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loss from FV adjustment	$ (164,042,264)	$ (119,235,147)
Warrants
Disclosure of detailed information about financial instruments [line items]
Loss from FV adjustment	(163,512,709)	(13,807,141)
Class A Restricted Voting Units
Disclosure of detailed information about financial instruments [line items]
Loss from FV adjustment		(101,455,740)
Make-whole provision
Disclosure of detailed information about financial instruments [line items]
Loss from FV adjustment	(225,125)	$ (3,972,266)
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Loss from FV adjustment	$ (304,430)